Interim Condensed Unaudited Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 194,667,632	$ 221,928,008
Receivables	157,600	372,021
Prepaid expenses	20,258,902	14,428,117
Inventory	6,248,482	3,580,450
Total Current assets	221,332,616	240,308,596
Non-current assets
Restricted cash	292,458	291,676
Long-term deposit	1,933,752	1,161,000
Plant and equipment	11,267,993	10,123,887
Goodwill and other intangible assets	964,557	965,539
TOTAL ASSETS	235,791,376	252,850,698
Current liabilities
Trade payables and accrued liabilities	5,076,040	6,810,781
Customer deposits	516,125	489,040
Construction contract liability	152,025	161,879
Current portion of lease liabilities	574,294	392,279
Total Current Liabilities	6,318,484	7,853,979
Non-current liabilities
Derivative liabilities	219,421	244,565
Lease liabilities	2,449,700	1,494,992
Deferred revenue	119,253	119,253
TOTAL LIABILITIES	9,106,858	9,712,789
EQUITY
Share capital	372,849,275	372,278,512
Deficit	(169,485,531)	(151,653,994)
Reserves	23,320,774	22,513,391
TOTAL EQUITY	226,684,518	243,137,909
TOTAL LIABILITIES AND EQUITY	$ 235,791,376	$ 252,850,698